UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C. 20549

                                 FORM N-Q

          QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                      MANAGEMENT INVESTMENT COMPANY


Investment Company Act File number 811-4077

Name of Fund:  Merrill Lynch U.S. Government Fund

Fund Address:  P.O. Box 9011
               Princeton, NJ  08543-9011

Name and address of agent for service:  Robert C. Doll, Jr., Chief Executive
       Officer, Merrill Lynch U.S. Government Fund, 800 Scudders Mill Road, Plainsboro, NJ, 08536. Mailing address: P.O. Box 9011, Princeton, NJ, 08543-9011

Registrant's telephone number, including area code:  (609) 282-2800

Date of fiscal year end: 08/31/2006

Date of reporting period: 03/01/06 - 05/31/06

Item 1 - Schedule of Investments


Merrill Lynch U.S. Government Fund


Schedule of Investments as of May 31, 2006
                                                             Face         Interest               Maturity
Issue                                                       Amount          Rate                 Date(s)                Value
U.S. Government & Agency Obligations - 20.9%

Fannie Mae                                             $   20,000,000        4.25  %            5/15/2009        $     19,431,520
                                                           30,445,000        4.50               8/04/2008              29,933,524
                                                           39,200,000        6.625              9/15/2009              40,706,809
                                                           18,625,000        7.25               1/15/2010              19,777,794

Federal Farm Credit Bank                                   15,500,000        4.55               6/08/2020              13,835,254

Freddie Mac                                                 8,700,000        4.20               11/26/2007              8,560,000
                                                           25,000,000        4.375              9/17/2010              24,072,175

U.S. Treasury Bonds                                        11,000,000        6.875              8/15/2025              12,985,159
                                                           22,200,000        7.125              2/15/2023              26,480,426
                                                           15,000,000        7.625              2/15/2025              18,978,510
                                                           17,502,000        8.125              8/15/2019              22,142,760

U.S. Treasury Notes                                         6,500,000        3.375              2/28/2007               6,417,483
                                                           25,000,000        4.50               2/15/2009              24,655,275
                                                           42,500,000        4.50               11/15/2010             41,608,478

Total U.S. Government & Agency Obligations (Cost - $321,682,193) - 20.9%                                              309,585,167


U.S. Government Agency Mortgage-Backed Obligations* - 42.6%

Fannie Mae Guaranteed Pass-Through Certificates             5,115,652        4.28               2/01/2010               4,901,926
                                                           25,888,773        4.85 (1)           9/01/2035              25,360,719
                                                           24,200,000        4.86               2/01/2015              22,876,563
                                                           25,887,066        4.94         12/01/2012 - 3/01/2015       25,045,521
                                                           32,040,381        4.954 (1)          9/01/2035              31,090,297
                                                              910,647        5.00               11/01/2019                881,175
                                                              693,130        5.00               8/01/2035                 650,611
                                                           39,220,000        5.10               2/01/2013              38,013,695
                                                           10,730,183        5.34               1/01/2021              10,240,672
                                                           10,000,000        5.50               3/01/2021               9,850,368
                                                           27,600,072        5.50         12/01/2034 - 4/01/2036       26,598,046
                                                            2,561,041        6.50         12/01/2008 - 2/01/2014        2,603,142
                                                           16,317,893        6.50         3/01/2033 - 1/01/2036        16,473,451
                                                              321,403        7.16               1/25/2022                 321,630
                                                            5,225,991        7.50         7/01/2016 - 12/01/2032        5,424,022
                                                               20,244        8.00         9/01/2024 - 9/01/2027            21,524
                                                              992,993        8.50         8/01/2012 - 7/15/2023         1,066,993
                                                              327,252       11.00         2/01/2011 - 8/01/2020           356,705
                                                              231,401       13.00         9/01/2013 - 3/01/2015           256,271

Freddie Mac Mortgage Participation Certificates            31,247,651        4.50         9/01/2020 - 2/01/2021        29,556,152
                                                           17,337,810        5.00         1/01/2019 - 9/01/2019        16,800,866
                                                           43,120,988        5.00         7/01/2035 - 2/01/2036        40,452,089
                                                           15,521,238        5.01 (1)           10/01/2035             15,142,908
                                                           24,389,596        5.50         3/01/2016 - 1/01/2021        24,031,941
                                                           15,986,770        5.50         1/01/2035 - 5/01/2036        15,408,157
                                                           24,185,001        6.00        10/01/2009 - 10/01/2020       24,345,972
                                                           23,068,722        6.00         5/01/2029 - 9/01/2035        23,004,073
                                                           12,292,754        6.50         8/01/2029 - 4/01/2036        12,442,727
                                                            1,138,486        7.00               4/01/2032               1,168,084
                                                              896,559        7.50         5/01/2009 - 10/01/2011          923,248
                                                           14,048,640        7.50         8/01/2017 - 12/01/2032       14,602,396
                                                              870,208        8.00         1/01/2008 - 7/01/2012           897,484
                                                            1,441,011        8.00         10/01/2027 - 8/01/2032        1,528,247
                                                              298,607        8.50         1/01/2025 - 7/01/2025           321,019
                                                                  286       10.00               7/01/2019                     309
                                                              189,613       11.00         8/01/2010 - 9/01/2020           206,771
                                                              155,654       11.50         7/01/2013 - 6/01/2020           167,663
                                                              136,780       12.00         6/01/2013 - 6/01/2020           149,901
                                                              191,154       12.50         12/01/2015 - 7/01/2019          206,245
                                                              278,527       13.00         9/01/2010 - 2/01/2016           305,762

Ginnie Mae MBS Certificates                                42,727,686        5.00         12/15/2034 - 1/15/2035       40,664,627
                                                            9,630,900        5.10        10/15/2007 - 12/01/2015        9,199,146
                                                           12,527,200        5.11         8/01/2045 - 1/15/2047        11,673,246
                                                           20,241,154        5.50         7/15/2006 - 11/30/2045       19,922,513
                                                            2,383,700        5.65               5/15/2007               2,372,806
                                                            7,846,700        5.70         3/01/2015 - 8/15/2046         7,681,600
                                                           49,061,300        5.80               4/15/2046              49,270,792
                                                            1,962,918        6.00         5/15/2024 - 11/15/2031        1,958,627
                                                           34,553,684        6.09               10/15/2008             35,436,876
                                                            3,746,947        7.00         4/15/2023 - 4/15/2032         3,873,048
                                                            4,135,640        7.50         2/15/2025 - 12/15/2031        4,332,674
                                                                4,307       10.50         1/15/2016 - 4/15/2021             4,725
                                                                   54       11.00               1/15/2016                      59

Total U.S. Government Agency Mortgage-Backed Obligations (Cost - $648,718,016) - 42.6%                                630,086,084



U.S. Government Agency Mortgage-Backed Obligations* - Collateralized Mortgage Obligations - 28.5%
Fannie Mae Trust                         1998-M1-IO2       34,295,384        0.686 (1)(3)       2/25/2013                 483,740
                                         2003-28-TB         5,195,815        5.00               8/25/2022               5,072,425
                                         2004-T9-A1        12,510,751        5.221 (1)          4/25/2035              12,519,635
                                         2003-41-YF        15,851,790        5.381 (1)          6/25/2028              15,878,990
                                         2004-29-FW         5,971,679        5.381 (1)          12/25/2017              5,983,941
                                         2004-61-TF        16,972,289        5.481 (1)          10/25/2031             17,101,506
                                         2005-25-PD        13,934,000        5.50               11/25/2030             13,553,858
                                         2005-36-CD        18,300,000        5.50               11/25/2031             17,859,728
                                         2005-103-AT       18,546,754        5.50               6/25/2024              18,374,426
                                         2006-18-PC        10,000,000        5.50               1/25/2032               9,700,301
                                         2006-37-DB        17,000,000        6.00               4/25/2035              16,783,554
                                         273-2                226,124        7.00 (3)            7/1/2026                  53,240
                                         1996-W1-AL         1,133,340        7.25               3/25/2026               1,167,810

Freddie Mac Multi-Class Certificates     SF4-B              3,898,544        2.37               12/15/2009              3,767,146
                                         2618-PT           15,000,000        4.50               10/15/2031             13,592,658
                                         2957-KN           19,121,000        5.50               6/15/2030              18,611,643
                                         2958-MD           15,000,000        5.50               1/15/2031              14,618,831
                                         2963-DL            9,214,000        5.50               2/15/2031               8,929,206
                                         2643-OF           24,410,967        5.549 (1)          7/15/2028              24,480,382
                                         1220-A               379,888        5.60 (1)           2/15/2022                 379,894
                                         3136-PD            9,000,000        6.00               12/15/2034              8,874,746
                                         3173-PE           16,365,000        6.00                6/1/2017              16,224,363
                                         1220-B                 3,089        567 (1)(3)         2/15/2022                  37,062

Ginnie Mae Trust                         2005-9-IO        136,035,948        0.778 (1)(3)       1/16/2045               7,189,473
                                         2006-5-IO        133,277,405        0.797 (1)(3)       1/16/2046               7,705,100
                                         2005-90-IO       135,255,678        0.912 (1)(3)       11/16/2045              7,443,242
                                         2006-15-IO       140,873,371        0.916 (1)(3)       4/16/2046               7,417,899
                                         2005-50-IO        34,652,505        1.012 (1)(3)       6/16/2045               2,259,149
                                         2004-10-IO        57,601,865        1.033 (1)(3)       1/16/2044               2,592,412
                                         2004-77-IO       163,329,168        1.065 (1)(3)       9/16/2044               7,987,817
                                         2003-109-B        38,624,183        3.225              9/16/2021              36,888,258
                                         2004-103-A         7,460,432        3.878              12/16/2019              7,233,279
                                         2005-29-Z          4,711,648        4.25 (1)           4/16/2045               3,367,251
                                         2004-97-C          8,400,000        4.522 (1)          2/16/2028               7,852,964
                                         2005-9-Z           5,298,642        4.65 (1)           1/16/2045               4,176,716
                                         2005-12-C         20,000,000        4.658              12/16/2030             18,831,960
                                         2005-67-Z          5,675,581        4.723 (1)          8/16/2045               4,667,279
                                         2005-59-B         10,000,000        4.816 (1)          10/16/2029              9,584,943
                                         2005-59-ZA         8,984,258        4.959 (1)          3/16/2046               7,397,160
                                         2005-10-ZB         2,933,959        5.175 (1)          12/16/2044              2,496,713
                                         2006-15-D         14,000,000        5.258 (1)          8/16/2039              13,155,625
                                         2001-58-C         20,000,000        5.494 (1)          8/16/2027              19,686,196

Total U.S. Government Agency Mortgage-Backed Obligations - Collateralized Mortgage Obligations
(Cost - $433,687,506) - 28.5%                                                                                         421,982,521


                               Face
                             Amount    Issue
Non-U.S. Government Agency Mortgage-Backed Obligations* - Collateralized Mortgage Obligations -  8.3%

                    $    11,250,000    Ameriquest Mortgage Securities, Inc. Series 2004-IA1 Class M1, 5.881%
                                       due 9/25/2034 (1)                                                               11,313,981
                          7,055,000    Banc Of America Alternative Loan Trust Series 2005-10 Class 1CB3, 5.50%
                                       due 11/25/2035                                                                   6,586,093
                         12,183,174    CS First Boston Mortgage Securities Corp. Series 2005-11 Class 6A5, 6%
                                       due 12/25/2035                                                                  12,127,157
                          1,332,836    Centex Home Equity Series 2004-B Class AV1, 5.281% due 3/25/2034 (1)             1,333,011
                          5,742,130    Countrywide Home Equity Loan Trust Series 2004-K Class 2A, 5.499%
                                       due 2/15/2034 (1)                                                                5,754,438
                         21,301,932    JP Morgan Mortgage Trust Series 2005-A2 Class 4A1, 5.21%
                                       due 4/25/2035 (1)                                                               20,533,145
                          8,000,000    Residential Asset Mortgage Products, Inc. Series 2004-RS9 Class AII2,
                                       5.421% due 5/25/2034 (1)                                                         8,023,695
                          9,500,000    Residential Funding Mortgage Security I Series 2006-S1 Class 1A5, 5.25%
                                       due 1/25/2036                                                                    9,252,362
                         11,712,000    Residential Funding Mortgage Security I Series 2006-S3 Class A2, 5.50%
                                       due 3/25/2036                                                                   10,908,674
                          1,523,746    Securitized Asset Backed Receivables LLC Trust Series 2004-OP1 Class A2,
                                       5.331% due 2/25/2034 (1)                                                         1,523,712
                          7,150,942    Washington Mutual Series 2004-AR12 Class A3, 5.26% due 10/25/2044 (1)            7,180,173
                         13,128,872    Wells Fargo Home Equity Trust Series 2004-2 Class A32, 5.421%
                                       due 2/25/2032 (1)                                                               13,156,252
                         16,087,116    Wells Fargo Mortgage Backed Securities Trust Series 2005-13 Class A1, 5%
                                       due 11/25/2020                                                                  15,569,538

Total Non-U.S. Government Agency Mortgage-Backed Obligations - Collateralized Mortgage Obligations
(Cost - $123,881,331) - 8.3%                                                                                          123,262,231



Short-Term Securities - 5.2%
Repurchase Agreements    29,470,625    Greenwich Capital Markets, Inc., purchased on 5/09/2006
                                       to yield 4.95% to 6/29/2006, repurchase price of $29,677,288 collateralized
                                       by FNMA 4.50% due 8/04/2008.                                                    29,470,625
                          9,763,875    Greenwich Capital Markets, Inc., purchased on 5/30/2006
                                       to yield 4.87% to 6/06/2006, repurchase price of $9,773,121 collateralized
                                       by Freddie Mac 4.20% due 11/26/2007.                                             9,763,875
                         37,000,000    Credit Suisse LLC, purchased on 5/31/2006 to yield 5.02% to 6/01/2006, repurchase price of $37,005,159 collateralized by FNMA 4.323% - 4.842%
                                       due 1/01/2034 - 5/01/2035                                                       37,000,000

Total Short-Term Securities  (Cost - $76,234,500) - 5.2%                                                               76,234,500


                          Number of
                        Contracts++    Options Purchased
Call Options Purchased           35    Pay a fixed rate of 5.62% and receive a floating rate based on
                                       3-month LIBOR, expiring May 2007, Broker UBS Warburg (2)                           488,985

Put Options Purchased            35    Pay a fixed rate of 5.62% and receive a floating rate based on
                                       3-month LIBOR, expiring May 2007, Broker UBS Warburg (2)                           474,985

Total Options Purchased  (Premiums Paid - $976,500) - 0.1%                                                                963,970

                                       Total Investments  (Cost - $1,605,180,046) - 105.6%                          1,562,114,473


                                       Options Written
Call Options Written             20    Pay a fixed rate of 5.915% and receive a floating rate based on
                                       3-month LIBOR, expiring May 2011, Broker UBS Warburg (2)                         (567,000)

Put Options Written              20    Pay a fixed rate of 5.915% and receive a floating rate based on
                                       3-month LIBOR, expiring May 2011, Broker UBS Warburg (2)                         (509,000)

Total Options Written  (Premiums Received - $1,056,000) - 0.1%                                                        (1,076,000)

                                       Total Investments, Net of Options Written
                                       (Cost - $1,604,124,046**) - 105.5%                                           1,561,038,473
                                       Liabilities in Excess of Other Assets - (5.5%)                                (81,353,654)
                                                                                                                 ----------------
                                       Net Assets - 100.0%                                                       $  1,479,684,819
                                                                                                                 ================


 ++ One contract represents a notional amount of $1,000,000.

  * Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.

 ** The cost and unrealized appreciation (depreciation) of investments, net of options written, as of May 31, 2006, as computed for federal income tax purposes, were as follows:


    Aggregate cost                                 $  1,604,193,226
                                                   ================
    Gross unrealized appreciation                  $      3,334,574
    Gross unrealized depreciation                      (46,489,327)
                                                   ----------------
    Net unrealized depreciation                    $   (43,154,753)
                                                   ================


(1) Floating rate note.

(2) This European style option, which can be exercised only on the expiration date, represents a standby commitment whereby the writer of the option is obligated to enter into a predetermined interest rate swap contract upon exercise of swaption.

(3) Represents the interest only portion of a mortgage-backed obligation.

o Investments in companies considered to be an affiliate of the Fund, for purposes of Section 2(a)(3) of the Investment Company Act of 1940, were as follows:


                                                    Net            Interest
    Issue                                         Activity          Income

    Merrill Lynch Liquidity Series, LLC
    Money Market Series                       $  (26,372,500)     $   61,920


o   Short Sales entered into as of May 31, 2006 were as follows:


    Shares                     Issue                          Value

    30,500,000         Fannie Mae Short Sale       $   (29,198,169)
     9,900,000              Freddie Mac                 (9,682,131)
                                                   ----------------
    Total (Proceeds - $38,910,597)                 $   (38,880,300)
                                                   ================



o   Swaps outstanding as of May 31, 2006 were as follows:


                                                                  Unrealized
                                                  Notional       Appreciation
                                                   Amount       (Depreciation)

    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month
    LIBOR minus 0.12%

    Broker, Lehman Brothers Inc. Special Finance
    Expires May 2006                               $ 50,000,000     $   16,550

    Receive (pay) a variable return based on the change in the since inception return of the US Agency Index and pay a floating rate based on 1-month LIBOR minus 0.05%

    Broker, Lehman Brothers Inc. Special Finance
    Expires October 2006                           $ 25,000,000        (1,925)


    Receive (pay) a variable return based on the change in the since inception return of the Lehman Brothers U.S. Treasury Index and pay a floating rate based on 1-month
    LIBOR minus 0.12%

    Broker, Lehman Brothers Inc. Special Finance
    Expires November 2006                          $ 50,000,000              -

    Receive a fixed rate of 5.418% and pay
    a floating rate based on 3-month LIBOR

    Broker, UBS AG-Warburg Dillion Reed
    Expires May 2008                               $  9,685,000       (11,051)

    Pay a fixed rate of 5.50% and receive
    a floating rate based on 3-month LIBOR

    Broker, UBS AG-Warburg Dillion Reed
    Expires May 2011                               $ 10,000,000         18,930

    Pay a fixed rate of 4.8875% and receive
    a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Co.
    Expires December 2014                          $ 93,000,000      3,613,050

    Pay a fixed rate of 5.151% and receive
    a floating rate based on 3-month LIBOR

    Broker, JPMorgan Chase Co.
    Expires March 2016                             $ 54,000,000      2,074,032

    Receive a fixed rate of 5.643% and pay
    a floating rate based on 3-month LIBOR

    Broker, UBS AG-Warburg Dillion Reed
    Expires May 2016                               $  3,645,000        (6,995)
                                                                   -----------
    Total                                                          $ 5,702,591
                                                                   ===========


Item 2 - Controls and Procedures

2(a) - The registrant's certifying officers have reasonably designed such disclosure controls and procedures to ensure material information relating to the registrant is made known to us by others particularly during the period in which this report is being prepared. The registrant's certifying officers have determined that the registrant's disclosure controls and procedures are effective based on our evaluation of these controls and procedures as of a date within 90 days prior to the filing date of this report.

2(b) - There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act
         (17 CFR 270.30a-3(d)) that occurred during the last fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3 - Exhibits

Certifications - Attached hereto


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.


Merrill Lynch U.S. Government Fund


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S. Government Fund


Date: July 21, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Robert C. Doll, Jr.
       -----------------------
       Robert C. Doll, Jr.
       Chief Executive Officer
       Merrill Lynch U.S. Government Fund


Date: July 21, 2006


By:    /s/ Donald C. Burke
       -----------------------
       Donald C. Burke
       Chief Financial Officer
       Merrill Lynch U.S. Government Fund


Date: July 21, 2006